Cost of sales	12 Months Ended
Mar. 31, 2025
Disclosure Of Cost of Goods Sold And Services Rendered [Abstract]
Cost of sales
24.	Cost of sales

Cost of sales information
is presented before any depreciation or amortization that is direct and attributable to revenue sources. The Group’s asset base deployed in the business is not easily split into a component that is directly attributable to a business and a component that is common / indirect to all the businesses.
 The major items of cost of sales are as follows:

	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023

Personnel expenses	2,873,767	2,859,329	2,407,234
Network Costs	9,031,884	7,869,407	6,837,956
Cost of Hardware / Software	4,418,906	4,326,509	5,134,730
Power Costs	5,592,613	4,623,020	4,283,215
	21,917,170	19,678,265	18,663,135